                          [CLIFFORD CHANCE LETTERHEAD]

May 26, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Morgan Stanley Limited Term Municipal Trust (the "Fund")
         Securities Act File No. 33-62158
         Investment Company Act File No. 811-7700
         Post-Effective Amendment No. 14

Dear Sir or Madam:

On behalf of the Morgan Stanley Limited Term Municipal Trust, a Massachusetts
business trust (the "Fund"), attached herewith for filing is the above-referenced Post-Effective Amendment No. 14 (the "Amendment") to the Fund's
Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 15 pursuant to the Investment
Company Act of 1940, as amended, together with exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of including the disclosure required by SEC Release IC-26418. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the
Fund, we anticipate filing a subsequent 485(b) filing, to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going automatically effective on July
29, 2005. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Edward
Meehan, Jr. of Morgan Stanley at (212) 762-8687.

                                                        Very truly yours,

                                                        /s/ Stuart M. Strauss

                                                        Stuart M. Strauss